Annual Fund Operating Expenses	Mar. 31, 2022
Prospectus #1 | Delaware Healthcare Fund | Class A
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.24%
Prospectus #1 | Delaware Healthcare Fund | Class C
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.99%
Prospectus #1 | Delaware Healthcare Fund | Class R
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual fund operating expenses	1.49%
Prospectus #1 | Delaware Healthcare Fund | Institutional Class
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.99%
Prospectus #2 | Delaware Small Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	1.28%
Prospectus #2 | Delaware Small Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual fund operating expenses	2.03%
Prospectus #2 | Delaware Small Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual fund operating expenses	1.53%
Prospectus #2 | Delaware Small Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	1.03%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%	[1]
Other expenses	0.15%	[2]
Total annual fund operating expenses	1.04%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%	[1]
Other expenses	0.15%	[2]
Total annual fund operating expenses	1.79%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.50%	[1]
Other expenses	0.15%	[2]
Total annual fund operating expenses	1.29%
Prospectus #3 | Delaware Smid Cap Growth Fund | Institutional Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none	[1]
Other expenses	0.15%	[2]
Total annual fund operating expenses	0.79%
Prospectus #3 | Delaware Smid Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none	[1]
Other expenses	0.07%	[2]
Total annual fund operating expenses	0.71%

[1]	The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board of Trustees (Board).
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”